Related Parties — Transactions and Balances (Details) $ in Thousands							1 Months Ended		6 Months Ended
	Aug. 01, 2025 USD ($)	Apr. 07, 2025 USD ($)	Apr. 30, 2024 USD ($)	Mar. 23, 2023 USD ($)	Oct. 26, 2022 USD ($)	Oct. 26, 2022 ILS (₪)	Apr. 30, 2024 USD ($)	Nov. 30, 2023 USD ($)	Jun. 30, 2025 USD ($)	Feb. 05, 2024 USD ($)
Related Party Transaction [Line Items]
Percentage of gross proceed					7.00%	7.00%
Percentage of total consideration paid					8.00%	8.00%
Paid to pure capital										$ 100
Bonus				$ 51
Reduction of monthly fee								$ 10
Pure Capital Consulting Agreement [Member]
Related Party Transaction [Line Items]
Consultancy services fees					$ 16	₪ 57,750
Related party transaction, description									On April 7, 2025, the Company and Pure Capital entered into an amendment to the Pure Capital Consulting Agreement, to be effective as of January 1, 2024. Pursuant to the amendment, Pure Capital is entitled to a special bonus upon the consummation of an offering of securities of the Company, including proceeds received from the exercise of warrants, based on the following distribution of gross proceeds: (i) up to $2.5 million, Pure Capital will be entitled to a bonus payment of $175,000; (ii) between $2.5 million and $5 million, Pure Capital will be entitled to a bonus payment between $175 thousand to $300 thousand; (iii) between $5 million and $10 million, Pure Capital will be entitled to a bonus payment between $300 thousand to $700 thousand; and (iv) above $10 million, Pure Capital will be entitled to a bonus payment between $700 thousand to $1,300 thousand. In addition, in lieu of a bonus payment of $124 thousand that Pure Capital was entitled to pursuant to the amendment, the Company issued to Pure Capital 5,964 ordinary shares.
Minority Shareholder [Member]
Related Party Transaction [Line Items]
Consultancy services fees				$ 20
Xylo [Member]
Related Party Transaction [Line Items]
Fee payable		$ 10
Revenue sharing payment							$ 12
Outstanding payable									$ 14
Pure Capital Ltd. [Member]
Related Party Transaction [Line Items]
Revenue sharing payment							$ 9
Outstanding payable									$ 10
Director [Member]
Related Party Transaction [Line Items]
Consultancy services fees			$ 20
Subsequent Event [Member]
Related Party Transaction [Line Items]
Reimbursement expenses	$ 5